Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Englewood, Colorado 80111


Jeffrey A. Engelsman
(303) 689-4285 - tel.
(303)  689-3827 - fax.



Via EDGAR


Securities and Exchange Commission

Re:
Dear Ladies and Gentlemen:

Attached is a arevision to the FutureFundsSeries Account(the"Series Acount") Prospectus submitted pursuant Rule 497(e). Th;is "Sticker is to be effected October 1, 1996. The Sticker is promopted by the addition of a portfolio, the Maxim INVESCO BalancedPortfolio, to the other investment options available through theSeries Account.









                                               Very truly yours,


                                               Jeffrey A. Engelsman
                                               Attorney